UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22982

Investment Company Act File Number

Eaton Vance NextShares Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Stock NextShares

Eaton Vance

Stock NextShares

September 30, 2017 (Unaudited)

Eaton Vance Stock NextShares (the Fund), a diversified series of Eaton Vance NextShares Trust, invests substantially all of its investable assets in Stock Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At September 30, 2017, the value of the Fund’s investment in the Portfolio was $5,678,019 and the Fund owned 0.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Stock Portfolio

September 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Aerospace & Defense — 2.8%
CAE, Inc.	696,000	$12,176,863
Raytheon Co.	29,271	5,461,383

		$17,638,246

Air Freight & Logistics — 1.9%
FedEx Corp.	51,337	$11,580,600

		$11,580,600

Auto Components — 1.2%
Delphi Automotive PLC	76,401	$7,517,858

		$7,517,858

Banks — 6.7%
Bank of America Corp.	351,465	$8,906,123
JPMorgan Chase & Co.	136,717	13,057,841
KeyCorp	352,538	6,634,765
Wells Fargo & Co.	228,880	12,622,732

		$41,221,461

Beverages — 1.7%
Constellation Brands, Inc., Class A	53,652	$10,700,891

		$10,700,891

Biotechnology — 4.8%
Biogen, Inc.(1)	19,545	$6,119,930
Celgene Corp.(1)	44,186	6,443,203
Gilead Sciences, Inc.	161,177	13,058,561
Incyte Corp.(1)	15,626	1,824,179
Vertex Pharmaceuticals, Inc.(1)	15,004	2,281,208

		$29,727,081

Capital Markets — 1.1%
CBOE Holdings, Inc.	64,634	$6,956,557

		$6,956,557

Commercial Services & Supplies — 1.0%
Deluxe Corp.	86,963	$6,344,820

		$6,344,820

Communications Equipment — 0.8%
Cisco Systems, Inc.	146,023	$4,910,754

		$4,910,754

Consumer Finance — 1.8%
Ally Financial, Inc.	274,334	$6,655,343
OneMain Holdings, Inc.(1)	155,891	4,394,567

		$11,049,910

Security	Shares	Value
Containers & Packaging — 2.6%
Crown Holdings, Inc.(1)	102,728	$6,134,916
International Paper Co.	176,955	10,054,583

		$16,189,499

Diversified Consumer Services — 2.0%
Bright Horizons Family Solutions, Inc.(1)	70,962	$6,117,634
ServiceMaster Global Holdings, Inc.(1)	135,542	6,333,878

		$12,451,512

Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	288,813	$14,293,355

		$14,293,355

Electric Utilities — 1.2%
NextEra Energy, Inc.	49,841	$7,304,199

		$7,304,199

Electronic Equipment, Instruments & Components — 1.0%
Avnet, Inc.	158,863	$6,243,316

		$6,243,316

Energy Equipment & Services — 0.8%
Halliburton Co.	111,116	$5,114,669

		$5,114,669

Equity Real Estate Investment Trusts (REITs) — 2.7%
Equity Residential	149,538	$9,859,040
Public Storage	33,041	7,070,444

		$16,929,484

Food & Staples Retailing — 2.3%
Performance Food Group Co.(1)	352,242	$9,950,836
US Foods Holding Corp.(1)	166,428	4,443,628

		$14,394,464

Food Products — 1.4%
Pinnacle Foods, Inc.	152,887	$8,740,550

		$8,740,550

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)	200,508	$5,848,818
Danaher Corp.	79,520	6,821,226

		$12,670,044

Health Care Providers & Services — 1.7%
Aetna, Inc.	66,753	$10,614,395

		$10,614,395

Household Durables — 1.9%
Newell Brands, Inc.	123,607	$5,274,311
NVR, Inc.(1)	2,331	6,655,005

		$11,929,316

Household Products — 1.2%
Colgate-Palmolive Co.	99,839	$7,273,271

		$7,273,271

Security	Shares	Value
Industrial Conglomerates — 2.0%
3M Co.	32,500	$6,821,750
General Electric Co.	226,541	5,477,761

		$12,299,511

Insurance — 5.1%
American Financial Group, Inc.	61,877	$6,401,176
Chubb, Ltd.	93,372	13,310,178
First American Financial Corp.	233,802	11,683,086

		$31,394,440

Internet & Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	9,478	$9,111,675

		$9,111,675

Internet Software & Services — 6.4%
Alphabet, Inc., Class C(1)	16,219	$15,555,805
Facebook, Inc., Class A(1)	122,329	20,902,356
GoDaddy, Inc., Class A(1)	73,890	3,214,954

		$39,673,115

IT Services — 3.8%
Amdocs, Ltd.	165,768	$10,662,198
Cognizant Technology Solutions Corp., Class A	94,509	6,855,683
Genpact, Ltd.	217,463	6,252,061

		$23,769,942

Machinery — 0.4%
Caterpillar, Inc.	17,183	$2,142,892

		$2,142,892

Media — 3.4%
Interpublic Group of Cos., Inc. (The)	289,292	$6,014,381
Walt Disney Co. (The)	149,851	14,770,813

		$20,785,194

Metals & Mining — 0.4%
Rio Tinto PLC ADR	45,747	$2,158,801

		$2,158,801

Multi-Utilities — 2.0%
CMS Energy Corp.	131,170	$6,075,794
Sempra Energy	53,967	6,159,254

		$12,235,048

Oil, Gas & Consumable Fuels — 5.3%
Chevron Corp.	112,485	$13,216,987
ConocoPhillips	152,875	7,651,394
EOG Resources, Inc.	44,137	4,269,813
Phillips 66	86,301	7,906,035

		$33,044,229

Pharmaceuticals — 5.9%
Allergan PLC	25,499	$5,226,020
Jazz Pharmaceuticals PLC(1)	42,655	6,238,294
Johnson & Johnson	100,805	13,105,658
Pfizer, Inc.	334,757	11,950,825

		$36,520,797

Security	Shares	Value
Professional Services — 1.1%
Dun & Bradstreet Corp. (The)	55,822	$6,498,239

		$6,498,239

Road & Rail — 1.2%
CSX Corp.	141,595	$7,682,945

		$7,682,945

Semiconductors & Semiconductor Equipment — 3.6%
Broadcom, Ltd.	16,907	$4,100,624
Intel Corp.	171,580	6,533,766
QUALCOMM, Inc.	94,421	4,894,785
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	84,214	3,162,236
Texas Instruments, Inc.	43,452	3,895,037

		$22,586,448

Software — 2.7%
Adobe Systems, Inc.(1)	41,703	$6,221,254
Intuit, Inc.	28,820	4,096,475
Microsoft Corp.	88,233	6,572,476

		$16,890,205

Specialty Retail — 1.5%
Home Depot, Inc. (The)	56,987	$9,320,794

		$9,320,794

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	149,289	$23,008,421
HP, Inc.	319,588	6,378,976

		$29,387,397

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	57,914	$3,002,841

		$3,002,841

Tobacco — 1.6%
Philip Morris International, Inc.	90,431	$10,038,745

		$10,038,745

Total Common Stocks (identified cost $529,008,868)		$620,339,510

Short-Term Investments — 0.0%(2)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.31%(3)	58,694	$58,700

Total Short-Term Investments (identified cost $58,699)		$58,700

Total Investments — 100.0% (identified cost $529,067,567)		$620,398,210

Other Assets, Less Liabilities — (0.0)%(2)		$(89,295)

Net Assets — 100.0%		$620,308,915

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2017 was $9,873.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at September 30, 2017.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$620,339,510	*	$—	$—	$620,339,510
Short-Term Investments	—		58,700	—	58,700
Total Investments	$620,339,510		$58,700	$—	$620,398,210

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At September 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 27, 2017